Income Taxes - Summary of deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Deductible advertising expenses exceeding the tax limit		¥ 6,988	¥ 18,945
Accrued expenses		54,496	50,516
Other deductible expenses exceeding the tax limit			448
Provisions for the prepayments and other non-current assets		16,212	14,761
Operating loss carry forward and others		472,608	431,335
Less: valuation allowances		(378,851)	(378,815)	¥ (499,090)
Total deferred tax assets		171,453	137,190
Deferred tax liabilities
Intangible assets		43,801	13,551
Contract assets		176,767	138,419
Advance from customer			8,757
Total deferred tax liabilities		220,568	160,727
Classification in the consolidated balance sheets:
Deferred tax assets	$ 3,407	24,190	6,166
Deferred tax liabilities	$ 10,325	¥ 73,305	¥ 29,703